Public Funding	12 Months Ended
Dec. 31, 2023
Government Assistance [Abstract]
Public Funding	PUBLIC FUNDING
The main government assistance received by the Company are classified under four general categories: funding for Research and Development (R&D), R&D and Innovation activities (RDI), funding for First Industrial Deployment activities (FID) and capital investments for pilot lines and other industrial activities.
Receivables related to public funding totaled $861 million as of December 31, 2023, of which $651 million reported on the line “Other current assets” and $210 million reported on the line “Other non-current assets”, as collection is expected beyond 12 months. The receivables related to public funding included $378 million of capital grants associated with capital investments projects for the Company's 300mm wafer fab in Crolles, France and its silicon carbide manufacturing activities in Italy. These public funding programs also set forth a clawback mechanism according to which the public government agencies will require, at specific future testing dates, the remeasurement of the aid, which may trigger future payments by the Company. No provision was recorded as of December 31, 2023 in relation to this clawback mechanism.

Receivables related to public funding amounted to $346 million, of which $190 million reported on the line “Other current assets” and $156 million reported on the line “Other non-current assets” of the consolidated balance sheet as of December 31, 2022.

Research tax credit receivables totaled $246 million and were reported on the line “Other non-current assets” of the consolidated balance sheet as of December 31, 2023. Research tax credit receivables totaled $294 million and were reported on the line “Other non-current assets” of the consolidated balance sheet as of December, 31, 2022.
In 2023, the Company and Sanan Optoelectronics jointly created SANAN, STMicroelectronics Co., Ltd. ("SST JV"), for high-volume 200mm SiC device manufacturing in China. SST JV has been identified as a VIE for which the Company is the primary beneficiary. As such, SST JV was fully consolidated as of December 31, 2023, as further described in Note 12. The newly incorporated entity is part of a capital funding scheme with regional government agencies. As of December 31, 2023, long-term liabilities related to public funding included $152 million advances from capital grants received as part of this funding program.
Liabilities related to other public funding programs totaled $292 million as of December 31, 2023, of which $96 million reported on the line “Other payables and accrued liabilities” and $196 million reported on the line “Other long-term liabilities” of the consolidated balance sheet. Current liabilities related to public funding include $44 million grants subject to a financial return, which depended on future cumulative sales of a certain product group over a five-year period. As of December 31, 2022, liabilities related to public funding amounted to $88 million, of which, $37 million advances from grants reported in “Other payables and accrued liabilities” and $51 million reported on the line “Other long-term liabilities”.
Additionally, $711 million and $95 million capital investment grants were reported as a reduction of Property, plant and equipment, net as of December 31, 2023 and December 31, 2022 respectively. Tax incentives reducing the carrying amount of Property, plant and equipment are further described in Note 10 and in Note 23.
For the year ended December 31, 2023, the Company recorded $201 million of public funding related to R&D and innovation activities, reported on the line “Other income and expenses, net” of the consolidated statement of income compared to $177 million for the year ended December 31, 2022. The research tax credit received in France totaled $126 million and was reported as a reduction of “Research and development” in the consolidated statement of income for the year ended December 31, 2023 compared to $106 million for the year ended December 31, 2022. The Company reported as a reduction of cost of sales in the consolidated statement of income for the year ended December 31, 2023 a total $102 million amount related to FID funding programs compared to $59 million for the year ended December 31, 2022.
The Company also benefits from research tax credits and other tax incentives to foster research and innovation activities, together with capital investments in certain tax jurisdictions, primarily in France and Italy. These research tax credits and tax incentive schemes are further described in Note 23. In addition, the impact on depreciation expense of tax incentives received in certain tax jurisdictions and reducing the carrying amount of “Property, plant and equipment, net”, are described in Note 10 and in Note 23.